Note 4 - Other receivables and other current assets, net: Movements Of Allowance For Credit Losses (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Movements Of Allowance For Credit Losses

	For the Years Ended December 31,
	2025	2024	2023

Beginning balance	$278,776	$252,947	$239,594
Addition	28,384	38,690	20,247
Exchange rate effect	12,995	(12,861)	(6,894)
Ending balance	$320,155	$278,776	$252,947